Document And Entity Information - Mar. 31, 2015 - shares	Total
Document and Entity Information [Abstract]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Trading Symbol	IIJI
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	46,701,000
Amendment Flag	false
Entity Central Index Key	0001090633
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY